INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income before Income Tax
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2020	2019	2018
Macau operations	$(278,388)	$181,579	$137,918
Hong Kong and other jurisdictions operations	(127,715)	(137,548)	(158,119)

(Loss) income before income tax	$(406,103)	$44,031	$(20,201)

Summary of Income Tax (Credit) Expense
The income tax (credit) expense consisted of:

	Year Ended December 31,
	2020	2019	2018
Under provision of income taxes in prior years:
Macau Complementary Tax	$—	$—	$86

Income tax (credit) expense - deferred:
Macau Complementary Tax	(1,011)	402	458

Total income tax (credit) expense	$(1,011)	$402	$544

Schedule of Reconciliation of Income Tax (Credit) Expense from (Loss) Income Before Income Tax
A reconciliation of the income tax (credit) expense from (loss) income before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2020	2019	2018

(Loss) income before income tax	$(406,103)	$44,031	$(20,201)
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(48,732)	5,284	(2,424)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(2,995)	—	—
Under provision in prior years	—	—	86
Effect of income for which no income tax expense is payable	(295)	—	(177)
Effect of expenses for which no income tax benefit is receivable	19,724	17,438	20,001
Effect of profits exempted from Macau Complementary Tax	—	(42,203)	(35,698)
Effect of tax losses that cannot be carried forward	10,768	—	—
Changes in valuation allowances	7,361	5,017	(1,456)
Expired tax losses	13,158	14,866	20,212

Income tax (credit) expense	$(1,011)	$402	$544

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of Dec
e
mber 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019
Deferred tax assets
Net operating losses carried forward	$49,448	$45,658
Depreciation and amortization	27,004	18,166
Lease liabilities	2,176	1,754
Others	207	—

Sub-total	78,835	65,578

Valuation allowances	(75,867)	(63,869)

Total deferred tax assets	2,968	1,709

Deferred tax liabilities
Right-of-use assets	(2,086)	(1,709)
Unrealized capital allowances	(1,330)	(1,453)

Total deferred tax liabilities	(3,416)	(3,162)

Deferred tax liabilities, net	$(448)	$(1,453)